Financial assets - Other comprehensive income (Details) - Financial assets at fair value through other comprehensive income [member] - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	₺ 529,610	₺ 345,602
Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	₺ 272,334
Description of valuation techniques used in fair value measurement, entity's own equity instruments	Present value of the estimated future cash flows based on observable yield curves and period end FX rates
Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	₺ 257,276	₺ 345,602
Description of valuation techniques used in fair value measurement, entity's own equity instruments	Pricing models based on quoted market prices at the end of the reporting period.